May 23, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Registration Statement on Form N-14
Strategic Partners Mutual Funds, Inc.

Commissioners:

On behalf of Strategic Partners Mutual Funds, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders of the Strategic Partners Capital Income Fund, a series of the Fund (the “Meeting”).  These materials include the notice of the Meeting, the proxy statement and a form of the proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition of their respective Fund by Strategic Partners Equity Fund, which also is a series of the Fund (the Reorganization).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in two recently filed Registration Statements on Form N-14 which have been reviewed by the Staff but which are not yet effective: Strategic Partners Mutual Funds, Inc., filed April 26, 2005 (File No. 333- 119741), and Strategic Partners Style Specific Funds, filed May 6, 2005 (File No. 333-121795 and 333-121797). For example, the notice of the meetings, proxy materials, voting information and disclosure relating to valuation, portfolio holdings and frequent purchases and redemptions of fund shares are substantially the same as in both prior filings.  Sections relating to capitalization and description of shares of the Fund are substantially similar to those sections in the prior Strategic Partners Mutual Funds, Inc. filing, and sections describing the difference between the forms of organization of the Fund and Strategic Partners Style Specific Funds are substantially the same as those sections in the Strategic Partners Style Specific Funds filing.  The Form of Plan of

Reorganization attached as Exhibit A is substantially the same as the Form of Plan of Reorganization filed with the prior Strategic Partners Mutual Funds, Inc. filing.

Those sections in the Registration Statement which differ from the prior filings include those which describe the investment objectives, strategies and policies of the funds, management of the funds, performance, and the pro forma fees and expenses and financial information. We note further that this Registration Statement also incorporates all of the applicable comments which the Staff gave with respect to the prior two filings.

Please note that on May 18, 2005 we received comments from you in the Strategic Partners Mutual Funds, Inc. filing and to the extent permissable under the timing constraints for this filing we incorporated your revisions as applicable. We intend to make your other comments in a 497 filing on or about June 23, 2005.

It is proposed that the filing become effective on June 23, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo